Longterm Incentive Plans (Details 1) - Performance Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Outstanding, Beginning	75,000	0
Granted		75,000
Common shares issued on vesting (Notes 12(a) and 18)	(25,000)
Expired (Note 18)	(25,000)
Outstanding, Ending	25,000	75,000